Shareholders' Equity	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Shareholders' Equity
Note 21. Shareholders’ Equity
Common Stock
— On October 30, 2019, pursuant to the Amended and Restated Certificate of Incorporation the Company increased the total authorized number of shares of common stock to 1,462,463,611 shares. As of December 31, 2020 and 2019, the Company had authorized four classes of common stock including Class A Common Stock, Class B Common Stock, Class C Common Stock and Class D Common Stock. As of December 31, 2020 and 2019, there were no shares of Class D Common Stock issued and outstanding.
Each share of Class B Common Stock is convertible, at the option of the holder thereof, at any time, into one fully paid and nonassessable share of Class A Common Stock. Shares of Class B Common Stock also automatically convert into shares of Class A Common Stock in the event of a transfer (other than in the case of certain permitted transfers).
If any shares of Class B Common Stock are transferred to SBG or its affiliates, such transferred shares of Class B Common Stock will automatically convert into shares of Class D Common Stock. Except as described in the previous sentence, the Amended and Restated Certificate of Incorporation prohibits the Company from issuing shares of Class D Common Stock. Shares of Class D Common Stock will be convertible into shares of Class A Common Stock on a one-for-one
basis at the option of the holder, upon transfer or upon the death or permanent incapacity of Adam Neumann.
The Amended and Restated Certificate of Incorporation prohibits the Company from issuing additional shares of Class B Common Stock or shares of Class C Common Stock, except in limited circumstances such as pursuant to the exercise of options to purchase shares of Class B Common Stock that are granted as of the date on which the Amended and Restated Certificate of Incorporation became effective.
Effective October 30, 2019, in connection with the SoftBank Transactions, the holders of the shares of Class A Common Stock are entitled to one vote per share and the holders of the shares of Class B, Class C and Class D Common Stock are entitled to three votes per share. Prior to October 30, 2019, holders of Class B and Class C Common Stock were entitled to ten votes per share. The holders of the shares of Class B, and Class C Common Stock, voting together exclusively and as a separate class, shall be entitled to elect two directors of the Company, so long as any shares of Class B Common Stock or Class C Common Stock remain outstanding.
The shares of Class A, Class B and Class D Common Stock are ranked equally and are entitled to the same treatment with respect to cash dividends and the same rights to participate in the distribution of proceeds upon liquidation, sale or dissolution of the Company. The shares of Class C Common Stock are deemed to be a non-economic
interest. The holders of Class C Common Stock are not be entitled to receive any dividends (including cash, property or stock) in respect of their shares of Class C Common Stock except that, in the event that any stock dividend, stock split, split up, subdivision or combination of stock, reclassification or recapitalization is declared or made on the Class B Common Stock, a corresponding stock adjustment will be made on the Class C Common Stock in the same proportion and the same manner.
Warrants
— As of December 31, 2020, outstanding warrants to acquire shares of the Company’s stock were as follows:

Convertible Into	Number of Shares	Exercise Price	Expiration Date
Class A Common Stock	5,941	$13.12	July 31, 2025
Class A Common Stock	250,000	$0.001	February 8, 2026

	255,941

During the year ended December 31, 2018, certain warrant holders exercised warrants and acquired an aggregate of 1,577,434 shares of Class B Common Stock. The Company received $0.6 million in proceeds from these warrant exercises.
Common Stock Repurchase
— In November 2018, the Company’s Board of Directors approved the repurchase from an employee of 204,580 shares of Class B Common Stock (including shares underlying vested and exercisable options) at a price of $51.81 per share. As the repurchase price was above the fair market value of the shares acquired, this repurchase resulted in $10.4 million of additional stock-based compensation expense during the year ended December 31, 2018.
In October 2019, the Company’s Board of Directors approved the repurchase from an former employee of 56,755 shares of Class A Common Stock of unvested shares at a price of $16.93 per share. As the repurchase price was above the fair market value of the shares acquired, this repurchase resulted in $3.3 million of additional compensation expense during the year ended December 31, 2019.

BOWX ACQUISITION CORP [Member]
Shareholders' Equity
Note 8 — Stockholders’ Deficit (restated)
Class
 A Common Stock
—The Company is authorized to issue 87,500,000 shares of Class A common stock with a par value of $0.0001 per share. At December 31, 2020, there were 48,300,000 shares of Class A common stock issued and outstanding
,
 and all
 were subject to possible redemption at December 31, 2020, and therefore classified outside of permanent equity.

See Note 7.
Class
 B Common Stock
—The Company is authorized to issue 12,500,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of the Company’s Class B common stock are entitled to one vote for each share. On August 4, 2020, the Company effected a stock dividend of
0.2
 shares of Class B common stock for each share of Class B common stock outstanding resulting in 12,075,000 shares of Class B common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend. Of the 12,075,000 shares of Class B common stock issued and outstanding, up to 1,575,000 were subject to forfeiture to the Company to the extent that the underwriter’s over-allotment option is not exercised in full or in part, so that the shares of Class B common stock will represent 20% of the Company’s issued and outstanding common stock after the IPO. On August 10, 2020, the underwriter fully exercised the over-allotment option and the Company consummated the sale of Units pursuant to the over-allotment option on August 13, 2020; thus, these 1,575,000 Founder Shares were no longer subject to forfeiture. Accordingly, as of December 31, 2020, 12,075,000 shares of Class B common stock were issued and outstanding.
The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the initial Business Combination, or earlier at the option of the holder, on a one-for-one basis
(subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as described herein). In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the IPO and related to the closing of the initial Business Combination (including pursuant to a specified future issuance), the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the then-outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance, including pursuant to a specified future issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis,
20% of the sum of the total number of all shares of common stock outstanding upon the completion of the IPO plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with our initial Business Combination (excluding any shares or equity-linked securities issued or issuable to any seller in the initial Business Combination).
Preferred stock
—The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of December 31, 2020, there are no shares of preferred stock issued or outstanding.
Warrants
—Public Warrants may only be exercised for a whole number of shares. No fractional Public Warrants will be issued upon separation of the Units and only whole Public Warrants will trade. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination and (b) 12 months from the closing of the IPO; provided in each case that the Company has an effective registration statement under the Securities Act covering the issuance of the shares of Class A common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder (or the Company permits holders to exercise their Public Warrants on a cashless basis under certain circumstances). The Company has agreed that as soon as practicable, but in no event later than 15 business days after the closing of the initial Business Combination, the Company will use its reasonable best efforts to file, and within 60 business days following the initial Business Combination to have declared effective, a registration statement under the Securities Act covering the issuance of the shares of Class A common stock issuable upon exercise of the warrants and to maintain the effectiveness of such registration statement and a current prospectus relating to those shares of Class A common stock until the warrants expire or are redeemed; provided that, if the Class A common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, it will not be required to file or maintain in effect a registration statement, but it will be required to use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
The warrants will have an exercise price of $11.50 per share, subject to adjustment, and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.
In addition, if (x) the Company issues additional shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (as adjusted for stock splits, stock dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Company’s initial stockholders, officers, directors or their affiliates, without taking into account any Founder Shares held by them prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s shares of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of each Warrant will be adjusted (to the nearest cent) such that the effective exercise price per full share will be equal to 115% of the higher of (i) the Market Value and (ii) the Newly Issued Price, and the $18.00
per-share redemption
trigger price described below will be adjusted (to the nearest cent) to be equal to 180% of the higher of (i) the Market Value and (ii) the Newly Issued Price.
The Private Placement Warrants are identical to the Public Warrants, except that (1) the Private Placement Warrants and the shares of Class A common stock issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions, (2) the Private Placement Warrants will be non-redeemable
(subject to certain exceptions) and exercisable on a cashless basis so long as they are held by the initial purchasers or their permitted transferees and (3) the initial purchasers and their permitted transferees will also have certain registration rights related to the private placement warrants (including the shares of Class A common stock issuable upon exercise of the Private Placement Warrants. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Once the warrants become exercisable, the Company may redeem the outstanding warrants (except for the Private Placement Warrants):

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption; and

•
if, and only if, the last reported sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a
30-trading day
period commencing once the warrants become exercisable and ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.
Commencing ninety days after the warrants become exercisable, the Company may redeem the outstanding warrants:

•	in whole and not in part;

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares of Class A common stock to be determined by reference to an agreed table based on the redemption date and the “fair market value” of the Company’s Class A common stock;

•
if, and only if, the last reported sale price of the Company’s Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders;

•	if, and only if, the Private Placement Warrants are also concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above; and

•
if, and only if, there is an effective registration statement covering the issuance of the shares of Class A common stock (or a security other than the Class A common stock into which the Class A common stock has been converted or exchanged for in the event the Company is not the surviving company in the initial Business Combination) issuable upon exercise of the warrants and a current prospectus relating thereto available throughout the
30-day period
after written notice of redemption is given.

The “fair market value” of the Class A common stock for this purpose shall mean the average last reported sale price of the Class A common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.
In no event will the Company be required to net cash settle any warrant. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the Warrants may expire worthless.

Note 8—Stockholders’ Deficit
Preferred stock
—The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of
September
 30, 2021
,
and December 31, 2020, there are no shares of preferred stock issued or outstanding.
Class
 A Common Stock
—The Company is authorized to issue 87,500,000 shares of Class A common stock with a par value of $0.0001 per share. As of September 30, 2021, and December 31, 2020, there were
 48,300,000 shares of Class A common stock issued or outstanding
, and all of which were subject to possible redemption and classified as temporary equity. See Note 7.
Class
 B Common Stock
—The Company is authorized to issue 12,500,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of the Company’s Class B common stock are entitled to one vote for each share. On August 4, 2020, the Company effected a stock dividend of 0.2 shares of Class B common stock for each share of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend including up to 1,575,000 which were subject to forfeiture to the Company to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the shares of Class B common stock will represent 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. On August 10, 2020, the underwriter exercised the over-allotment option in full. Accordingly, as of September 30, 2021, and December 31, 2020, 12,075,000 shares of Class B common stock were issued and outstanding, none subject to forfeiture.
The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the initial Business Combination, or earlier at the option of the holder, on a one-for-one
basis (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as described herein). In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of the initial Business Combination (including pursuant to a specified future issuance), the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the then- outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance, including pursuant to a specified future issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with our initial Business Combination (excluding any shares or equity-linked securities issued or issuable to any seller in the initial Business Combination).